Victory Funds

Victory National Municipal Bond Fund

Supplement dated October 11, 2017

to the Prospectus dated March 1, 2017 (“Prospectus”)

The Board of Trustees of Victory Portfolios (“Trust”) has approved a Plan of Liquidation (“Plan”) for the Victory National Municipal Bond Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about December 15, 2017. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective immediately, the Fund is closed to new shareholder accounts. Through December 8, 2017, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Ohio Municipal Bond Fund

Supplement dated October 11, 2017

to the Prospectus dated March 1, 2017 (“Prospectus”)

The Board of Trustees of Victory Portfolios (“Trust”) has approved a Plan of Liquidation (“Plan”) for the Victory Ohio Municipal Bond Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about December 15, 2017. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective immediately, the Fund is closed to new shareholder accounts. Through December 8, 2017, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory Sophus China Fund

Victory Strategic Income Fund

Supplement dated October 11, 2017

to the Prospectus dated May 1, 2017, as supplemented (“Prospectus”)

The Prospectus is being revised to announce the liquidation of the Victory Sophus China Fund and to reflect a deletion of one of the portfolio managers for the Victory Strategic Income Fund.

1.              The Board of Trustees of Victory Portfolios (“Trust”) has approved a Plan of Liquidation (“Plan”) for the Victory Sophus China Fund (the “Fund”). It is anticipated that the Fund will liquidate on or about December 15, 2017. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Fund.

Effective immediately, the Fund is closed to new shareholder accounts. Through December 8, 2017, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Fund.

2.              Effective October 3, 2017, references to David J. Marmon in the section titled “Investment Team” found on page 165, as well as, Mr. Marmon’s bio appearing on page 198 of the Prospectus are deleted in their entirety.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.